Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	LORD ABBETT SERIES FUND INC
Entity Central Index Key	0000855396
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000020055
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Portfolio
Class Name	Class VC
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Bond Debenture Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	www.lordabbett.com/seriesfunds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bond Debenture Portfolio	$92	0.88%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 8.33%, reflecting performance at the net asset value (NAV) of Class VC shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump administration's April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in market expectations around the U.S. Federal Reserve's policy strategy. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Allocation to U.S. high yield corporate bonds contributed to relative returns. Allocation to Emerging Market sovereign bonds contributed to relative returns. Allocation to U.S. equities contributed to relative returns.

Top detractors from performance: Security selection within commercial mortgage-backed securities (CMBS) detracted from relative returns. Underweight allocation to Agency MBS detracted from relative returns. Portfolio duration exposure detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class VC	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,794	$9,842	$10,138
2/29/2016	$9,767	$9,888	$10,210
3/31/2016	$10,144	$10,325	$10,303
4/30/2016	$10,413	$10,737	$10,343
5/31/2016	$10,476	$10,815	$10,345
6/30/2016	$10,592	$10,932	$10,531
7/31/2016	$10,872	$11,208	$10,598
8/31/2016	$11,034	$11,458	$10,586
9/30/2016	$11,096	$11,532	$10,580
10/31/2016	$11,051	$11,568	$10,499
11/30/2016	$11,078	$11,522	$10,250
12/31/2016	$11,213	$11,749	$10,265
1/31/2017	$11,382	$11,907	$10,285
2/28/2017	$11,533	$12,092	$10,354
3/31/2017	$11,523	$12,067	$10,349
4/30/2017	$11,636	$12,203	$10,428
5/31/2017	$11,720	$12,312	$10,509
6/30/2017	$11,749	$12,325	$10,498
7/31/2017	$11,908	$12,467	$10,543
8/31/2017	$11,936	$12,464	$10,638
9/30/2017	$12,049	$12,576	$10,587
10/31/2017	$12,162	$12,625	$10,593
11/30/2017	$12,181	$12,591	$10,580
12/31/2017	$12,246	$12,628	$10,628
1/31/2018	$12,365	$12,709	$10,506
2/28/2018	$12,207	$12,591	$10,406
3/31/2018	$12,118	$12,513	$10,473
4/30/2018	$12,098	$12,596	$10,395
5/31/2018	$12,137	$12,594	$10,469
6/30/2018	$12,108	$12,638	$10,456
7/31/2018	$12,191	$12,779	$10,459
8/31/2018	$12,341	$12,871	$10,526
9/30/2018	$12,370	$12,946	$10,458
10/31/2018	$12,042	$12,734	$10,376
11/30/2018	$11,982	$12,619	$10,438
12/31/2018	$11,754	$12,342	$10,629
1/31/2019	$12,200	$12,909	$10,742
2/28/2019	$12,369	$13,127	$10,736
3/31/2019	$12,550	$13,255	$10,942
4/30/2019	$12,688	$13,441	$10,945
5/31/2019	$12,666	$13,270	$11,139
6/30/2019	$12,995	$13,595	$11,279
7/31/2019	$13,082	$13,665	$11,304
8/31/2019	$13,145	$13,718	$11,597
9/30/2019	$13,082	$13,762	$11,535
10/31/2019	$13,113	$13,794	$11,570
11/30/2019	$13,135	$13,831	$11,564
12/31/2019	$13,324	$14,120	$11,556
1/31/2020	$13,467	$14,121	$11,778
2/29/2020	$13,379	$13,902	$11,990
3/31/2020	$11,669	$12,266	$11,920
4/30/2020	$12,144	$12,732	$12,132
5/31/2020	$12,651	$13,310	$12,188
6/30/2020	$12,883	$13,437	$12,265
7/31/2020	$13,390	$14,074	$12,448
8/31/2020	$13,610	$14,215	$12,348
9/30/2020	$13,456	$14,068	$12,341
10/31/2020	$13,533	$14,131	$12,286
11/30/2020	$14,041	$14,697	$12,406
12/31/2020	$14,297	$14,978	$12,423
1/31/2021	$14,354	$15,036	$12,334
2/28/2021	$14,491	$15,088	$12,156
3/31/2021	$14,411	$15,114	$12,005
4/30/2021	$14,572	$15,280	$12,099
5/31/2021	$14,606	$15,324	$12,139
6/30/2021	$14,720	$15,532	$12,224
7/31/2021	$14,755	$15,587	$12,361
8/31/2021	$14,835	$15,673	$12,337
9/30/2021	$14,732	$15,679	$12,230
10/31/2021	$14,846	$15,650	$12,227
11/30/2021	$14,709	$15,488	$12,263
12/31/2021	$14,765	$15,779	$12,232
1/31/2022	$14,285	$15,346	$11,968
2/28/2022	$14,105	$15,209	$11,835
3/31/2022	$13,889	$15,070	$11,506
4/30/2022	$13,481	$14,522	$11,069
5/31/2022	$13,445	$14,557	$11,141
6/30/2022	$12,785	$13,565	$10,966
7/31/2022	$13,244	$14,383	$11,234
8/31/2022	$13,040	$14,041	$10,917
9/30/2022	$12,558	$13,478	$10,445
10/31/2022	$12,751	$13,862	$10,310
11/30/2022	$13,028	$14,122	$10,689
12/31/2022	$12,875	$14,018	$10,641
1/31/2023	$13,279	$14,566	$10,968
2/28/2023	$13,001	$14,380	$10,684
3/31/2023	$13,090	$14,540	$10,956
4/30/2023	$13,153	$14,683	$11,022
5/31/2023	$12,964	$14,544	$10,902
6/30/2023	$13,115	$14,782	$10,863
7/31/2023	$13,229	$14,994	$10,856
8/31/2023	$13,140	$15,039	$10,786
9/30/2023	$12,926	$14,863	$10,512
10/31/2023	$12,774	$14,679	$10,346
11/30/2023	$13,317	$15,350	$10,815
12/31/2023	$13,719	$15,917	$11,229
1/31/2024	$13,759	$15,921	$11,198
2/29/2024	$13,799	$15,968	$11,040
3/31/2024	$13,985	$16,160	$11,142
4/30/2024	$13,812	$15,999	$10,860
5/31/2024	$14,025	$16,182	$11,044
6/30/2024	$14,091	$16,339	$11,149
7/31/2024	$14,304	$16,661	$11,409
8/31/2024	$14,530	$16,927	$11,573
9/30/2024	$14,756	$17,204	$11,728
10/31/2024	$14,570	$17,110	$11,437
11/30/2024	$14,796	$17,308	$11,558
12/31/2024	$14,641	$17,234	$11,369
1/31/2025	$14,838	$17,473	$11,430
2/28/2025	$14,936	$17,588	$11,681
3/31/2025	$14,753	$17,400	$11,685
4/30/2025	$14,669	$17,402	$11,731
5/31/2025	$14,838	$17,695	$11,647
6/30/2025	$15,176	$18,025	$11,826
7/31/2025	$15,205	$18,098	$11,795
8/31/2025	$15,472	$18,320	$11,936
9/30/2025	$15,613	$18,461	$12,067
10/31/2025	$15,740	$18,499	$12,142
11/30/2025	$15,796	$18,592	$12,217
12/31/2025	$15,860	$18,714	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class VC at NAV	8.33%	2.10%	4.72%
ICE BofA U.S. High Yield Constrained Index	8.59%	4.56%	6.47%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,184,034,243
Holdings Count | Holding	885
Advisory Fees Paid, Amount	$ 5,328,402
InvestmentCompanyPortfolioTurnover	306.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$1,184,034,243
# of Portfolio Holdings	885
Portfolio Turnover Rate	306%
Total Advisory Fees Paid	$5,328,402

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	2.60%
Common Stocks	5.56%
Corporate Bonds	62.23%
Floating Rate Loans	2.07%
Foreign Government Obligations	7.24%
Government Sponsored Enterprises Pass-Throughs	10.40%
Investments in Underlying Funds	1.16%
Municipal Bonds	0.50%
Non-Agency Commercial Mortgage-Backed Securities	5.71%
Preferred Stocks	0.18%
Repurchase Agreements	0.28%
Money Market FundsFootnote Reference(a)	1.86%
Time DepositsFootnote Reference(a)	0.21%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020053
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Portfolio
Class Name	Class VC
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	www.lordabbett.com/seriesfunds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Equity Portfolio	$116	1.08%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 14.29%, reflecting performance at the net asset value (NAV) of Class VC shares, with all distributions reinvested, compared to the 15.91% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 17.88% over the same period.

Positive factors for the markets included the Federal Reserve’s (Fed) shift towards dovish monetary policy, with rate cuts delivered in September, October, and December, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Communication Services sector contributed to relative performance, led by an overweight allocation to Alphabet Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to RTX Corporation.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Kemper Corporation. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to Best Buy Co., Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class VC	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
12/31/2015	$10,000	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,423	$9,483	$9,471	$9,436	$9,504
2/29/2016	$9,367	$9,481	$9,474	$9,433	$9,491
3/31/2016	$9,963	$10,164	$10,164	$10,097	$10,135
4/30/2016	$10,252	$10,377	$10,378	$10,159	$10,174
5/31/2016	$10,442	$10,538	$10,541	$10,341	$10,357
6/30/2016	$10,448	$10,630	$10,629	$10,362	$10,384
7/31/2016	$10,731	$10,938	$10,957	$10,774	$10,766
8/31/2016	$10,835	$11,023	$11,055	$10,801	$10,782
9/30/2016	$10,842	$11,000	$11,040	$10,818	$10,784
10/31/2016	$10,669	$10,829	$10,855	$10,584	$10,587
11/30/2016	$11,353	$11,448	$11,537	$11,058	$10,979
12/31/2016	$11,574	$11,734	$11,840	$11,274	$11,196
1/31/2017	$11,650	$11,818	$11,911	$11,486	$11,408
2/28/2017	$11,954	$12,242	$12,318	$11,913	$11,861
3/31/2017	$11,751	$12,117	$12,194	$11,921	$11,875
4/30/2017	$11,783	$12,095	$12,177	$12,047	$11,997
5/31/2017	$11,821	$12,083	$12,136	$12,171	$12,166
6/30/2017	$12,004	$12,280	$12,351	$12,280	$12,242
7/31/2017	$12,106	$12,444	$12,509	$12,512	$12,494
8/31/2017	$12,017	$12,299	$12,351	$12,536	$12,532
9/30/2017	$12,361	$12,663	$12,754	$12,842	$12,790
10/31/2017	$12,482	$12,755	$12,841	$13,122	$13,089
11/30/2017	$12,878	$13,146	$13,233	$13,521	$13,490
12/31/2017	$13,030	$13,337	$13,402	$13,656	$13,640
1/31/2018	$13,624	$13,853	$13,894	$14,375	$14,421
2/28/2018	$12,919	$13,192	$13,228	$13,846	$13,890
3/31/2018	$12,698	$12,959	$13,024	$13,568	$13,537
4/30/2018	$12,657	$13,002	$13,081	$13,619	$13,589
5/31/2018	$12,698	$13,079	$13,210	$14,004	$13,916
6/30/2018	$12,629	$13,112	$13,247	$14,095	$14,002
7/31/2018	$13,167	$13,631	$13,749	$14,563	$14,523
8/31/2018	$13,376	$13,832	$13,961	$15,074	$14,996
9/30/2018	$13,432	$13,860	$13,961	$15,099	$15,081
10/31/2018	$12,694	$13,142	$13,199	$13,988	$14,050
11/30/2018	$13,119	$13,534	$13,580	$14,268	$14,337
12/31/2018	$11,967	$12,235	$12,253	$12,940	$13,042
1/31/2019	$12,780	$13,187	$13,233	$14,051	$14,087
2/28/2019	$13,153	$13,608	$13,662	$14,545	$14,540
3/31/2019	$13,229	$13,695	$13,715	$14,757	$14,822
4/30/2019	$13,686	$14,181	$14,204	$15,346	$15,422
5/31/2019	$12,594	$13,269	$13,273	$14,353	$14,442
6/30/2019	$13,458	$14,221	$14,219	$15,361	$15,460
7/31/2019	$13,662	$14,339	$14,330	$15,590	$15,682
8/31/2019	$13,230	$13,918	$13,884	$15,272	$15,434
9/30/2019	$13,755	$14,414	$14,393	$15,540	$15,723
10/31/2019	$13,772	$14,616	$14,604	$15,875	$16,063
11/30/2019	$14,196	$15,068	$15,048	$16,478	$16,646
12/31/2019	$14,542	$15,482	$15,470	$16,954	$17,149
1/31/2020	$14,093	$15,149	$15,104	$16,935	$17,142
2/29/2020	$12,757	$13,682	$13,641	$15,549	$15,731
3/31/2020	$10,462	$11,344	$11,243	$13,410	$13,788
4/30/2020	$11,658	$12,619	$12,514	$15,187	$15,555
5/31/2020	$12,194	$13,051	$12,939	$15,999	$16,296
6/30/2020	$12,194	$12,965	$12,879	$16,364	$16,620
7/31/2020	$12,673	$13,477	$13,375	$17,294	$17,558
8/31/2020	$13,255	$14,035	$13,937	$18,546	$18,820
9/30/2020	$12,726	$13,690	$13,577	$17,871	$18,105
10/31/2020	$12,665	$13,510	$13,436	$17,485	$17,623
11/30/2020	$14,285	$15,327	$15,290	$19,613	$19,552
12/31/2020	$14,800	$15,915	$15,914	$20,495	$20,304
1/31/2021	$14,675	$15,769	$15,832	$20,404	$20,099
2/28/2021	$15,513	$16,722	$16,825	$21,042	$20,653
3/31/2021	$16,341	$17,706	$17,807	$21,796	$21,558
4/30/2021	$17,009	$18,414	$18,494	$22,919	$22,708
5/31/2021	$17,348	$18,844	$18,935	$23,024	$22,867
6/30/2021	$17,152	$18,628	$18,726	$23,592	$23,401
7/31/2021	$17,312	$18,777	$18,820	$23,991	$23,956
8/31/2021	$17,802	$19,149	$19,202	$24,675	$24,685
9/30/2021	$17,295	$18,483	$18,552	$23,568	$23,537
10/31/2021	$18,284	$19,421	$19,479	$25,161	$25,186
11/30/2021	$17,811	$18,737	$18,794	$24,778	$25,011
12/31/2021	$18,842	$19,919	$19,952	$25,754	$26,132
1/31/2022	$18,158	$19,455	$19,442	$24,239	$24,780
2/28/2022	$18,083	$19,229	$19,250	$23,628	$24,038
3/31/2022	$18,205	$19,772	$19,783	$24,395	$24,931
4/30/2022	$16,874	$18,657	$18,640	$22,206	$22,757
5/31/2022	$17,221	$19,020	$19,002	$22,176	$22,798
6/30/2022	$15,638	$17,358	$17,329	$20,321	$20,916
7/31/2022	$16,629	$18,509	$18,510	$22,227	$22,845
8/31/2022	$16,188	$17,957	$17,956	$21,397	$21,913
9/30/2022	$14,722	$16,383	$16,366	$19,413	$19,895
10/31/2022	$16,303	$18,062	$18,067	$21,005	$21,506
11/30/2022	$17,270	$19,191	$19,161	$22,102	$22,708
12/31/2022	$16,584	$18,418	$18,360	$20,808	$21,399
1/31/2023	$17,547	$19,372	$19,357	$22,241	$22,744
2/28/2023	$17,219	$18,689	$18,689	$21,721	$22,189
3/31/2023	$16,792	$18,603	$18,527	$22,302	$23,004
4/30/2023	$17,109	$18,883	$18,765	$22,539	$23,363
5/31/2023	$16,486	$18,155	$18,060	$22,627	$23,464
6/30/2023	$17,613	$19,361	$19,273	$24,172	$25,015
7/31/2023	$18,297	$20,042	$19,996	$25,039	$25,818
8/31/2023	$17,924	$19,501	$19,431	$24,555	$25,407
9/30/2023	$17,145	$18,748	$18,665	$23,386	$24,196
10/31/2023	$16,629	$18,087	$17,981	$22,766	$23,687
11/30/2023	$18,012	$19,451	$19,352	$24,888	$25,850
12/31/2023	$19,011	$20,529	$20,500	$26,209	$27,025
1/31/2024	$19,102	$20,550	$20,464	$26,499	$27,479
2/29/2024	$20,098	$21,308	$21,214	$27,933	$28,946
3/31/2024	$21,129	$22,373	$22,267	$28,835	$29,878
4/30/2024	$20,200	$21,418	$21,289	$27,566	$28,657
5/31/2024	$21,049	$22,097	$21,982	$28,868	$30,078
6/30/2024	$20,868	$21,889	$21,766	$29,762	$31,157
7/31/2024	$21,808	$23,008	$22,954	$30,315	$31,537
8/31/2024	$22,182	$23,625	$23,515	$30,975	$32,302
9/30/2024	$22,250	$23,953	$23,826	$31,616	$32,992
10/31/2024	$22,204	$23,689	$23,559	$31,384	$32,692
11/30/2024	$23,529	$25,202	$25,101	$33,471	$34,611
12/31/2024	$22,176	$23,478	$23,365	$32,448	$33,786
1/31/2025	$23,347	$24,565	$24,416	$33,473	$34,727
2/28/2025	$22,985	$24,665	$24,465	$32,831	$34,274
3/31/2025	$21,935	$23,980	$23,749	$30,916	$32,343
4/30/2025	$21,295	$23,249	$23,015	$30,709	$32,124
5/31/2025	$22,116	$24,065	$23,830	$32,655	$34,146
6/30/2025	$22,997	$24,888	$24,661	$34,314	$35,882
7/31/2025	$23,489	$25,031	$24,815	$35,070	$36,687
8/31/2025	$23,985	$25,829	$25,661	$35,881	$37,431
9/30/2025	$24,703	$26,215	$26,050	$37,120	$38,797
10/31/2025	$24,505	$26,330	$26,163	$37,915	$39,706
11/30/2025	$25,211	$27,030	$26,860	$38,019	$39,803
12/31/2025	$25,346	$27,213	$27,036	$38,012	$39,827

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class VC at NAV	14.29%	11.36%	9.75%
Russell 1000 Value Index	15.91%	11.33%	10.53%
Russell 3000 Value Index	15.71%	11.18%	10.46%
Russell 3000 Index	17.15%	13.15%	14.29%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 211,155,319
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 1,287,820
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$211,155,319
# of Portfolio Holdings	56
Portfolio Turnover Rate	74%
Total Advisory Fees Paid	$1,287,820

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.74%
Consumer Discretionary	7.00%
Consumer Staples	4.80%
Energy	6.17%
Financials	24.72%
Health Care	12.22%
Industrials	18.08%
Information Technology	11.79%
Materials	3.43%
Real Estate	1.63%
Utilities	4.71%
Repurchase Agreements	0.64%
Money Market FundsFootnote Reference(a)	0.06%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000020057
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Opportunities Portfolio
Class Name	Class VC
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Growth Opportunities Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	www.lordabbett.com/seriesfunds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Opportunities Portfolio	$120	1.13%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 12.94%, reflecting performance at the net asset value (NAV) of Class VC shares, with all distributions reinvested, compared to the 8.66% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Midcap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 17.88% over the same period.

Positive factors for the markets included the Federal Reserve (Fed) shift towards dovish monetary policy, with rate cuts delivered in September, October, and December, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Comfort Systems USA, Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to AppLovin Corp.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Stride, Inc. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Freshpet, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class VC	Russell Midcap Growth Index	Russell Midcap Index	S&P 500 Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,150	$9,243	$9,345	$9,504
2/29/2016	$9,133	$9,388	$9,450	$9,491
3/31/2016	$9,790	$10,058	$10,224	$10,135
4/30/2016	$9,806	$10,052	$10,333	$10,174
5/31/2016	$10,135	$10,217	$10,502	$10,357
6/30/2016	$10,051	$10,215	$10,550	$10,384
7/31/2016	$10,470	$10,721	$11,031	$10,766
8/31/2016	$10,369	$10,689	$11,004	$10,782
9/30/2016	$10,318	$10,684	$11,026	$10,784
10/31/2016	$9,920	$10,250	$10,676	$10,587
11/30/2016	$10,259	$10,696	$11,252	$10,979
12/31/2016	$10,123	$10,733	$11,380	$11,196
1/31/2017	$10,572	$11,091	$11,654	$11,408
2/28/2017	$10,724	$11,410	$11,984	$11,861
3/31/2017	$10,817	$11,473	$11,966	$11,875
4/30/2017	$11,071	$11,643	$12,058	$11,997
5/31/2017	$11,317	$11,921	$12,168	$12,166
6/30/2017	$11,376	$11,956	$12,289	$12,242
7/31/2017	$11,486	$12,156	$12,470	$12,494
8/31/2017	$11,622	$12,242	$12,373	$12,532
9/30/2017	$11,860	$12,588	$12,716	$12,790
10/31/2017	$12,090	$12,940	$12,928	$13,089
11/30/2017	$12,431	$13,373	$13,363	$13,490
12/31/2017	$12,443	$13,445	$13,487	$13,640
1/31/2018	$13,065	$14,206	$13,995	$14,421
2/28/2018	$12,679	$13,760	$13,417	$13,890
3/31/2018	$12,679	$13,737	$13,425	$13,537
4/30/2018	$12,556	$13,607	$13,405	$13,589
5/31/2018	$12,986	$14,116	$13,709	$13,916
6/30/2018	$12,995	$14,171	$13,804	$14,002
7/31/2018	$13,342	$14,475	$14,147	$14,523
8/31/2018	$13,927	$15,309	$14,587	$14,996
9/30/2018	$14,007	$15,244	$14,493	$15,081
10/31/2018	$12,722	$13,735	$13,289	$14,050
11/30/2018	$13,138	$14,084	$13,616	$14,337
12/31/2018	$12,083	$12,806	$12,265	$13,042
1/31/2019	$13,317	$14,278	$13,589	$14,087
2/28/2019	$14,182	$15,115	$14,172	$14,540
3/31/2019	$14,435	$15,319	$14,294	$14,822
4/30/2019	$14,989	$16,008	$14,838	$15,422
5/31/2019	$14,412	$15,087	$13,927	$14,442
6/30/2019	$15,358	$16,146	$14,884	$15,460
7/31/2019	$15,611	$16,523	$15,096	$15,682
8/31/2019	$15,328	$16,222	$14,666	$15,434
9/30/2019	$15,127	$16,038	$14,955	$15,723
10/31/2019	$15,505	$16,335	$15,112	$16,063
11/30/2019	$16,225	$17,148	$15,652	$16,646
12/31/2019	$16,477	$17,348	$16,012	$17,149
1/31/2020	$16,819	$17,511	$15,883	$17,142
2/29/2020	$15,731	$16,303	$14,504	$15,731
3/31/2020	$13,200	$13,872	$11,677	$13,788
4/30/2020	$15,224	$16,044	$13,354	$15,555
5/31/2020	$16,870	$17,656	$14,293	$16,296
6/30/2020	$17,401	$18,070	$14,550	$16,620
7/31/2020	$18,757	$19,513	$15,405	$17,558
8/31/2020	$19,443	$20,044	$15,946	$18,820
9/30/2020	$19,342	$19,763	$15,636	$18,105
10/31/2020	$19,545	$19,788	$15,736	$17,623
11/30/2020	$21,909	$22,445	$17,911	$19,552
12/31/2020	$22,966	$23,522	$18,750	$20,304
1/31/2021	$22,519	$23,444	$18,700	$20,099
2/28/2021	$23,329	$23,844	$19,742	$20,653
3/31/2021	$22,603	$23,389	$20,276	$21,558
4/30/2021	$23,916	$24,703	$21,309	$22,708
5/31/2021	$22,980	$24,326	$21,480	$22,867
6/30/2021	$24,321	$25,979	$21,796	$23,401
7/31/2021	$24,908	$26,246	$21,964	$23,956
8/31/2021	$25,614	$27,094	$22,522	$24,685
9/30/2021	$24,461	$25,781	$21,594	$23,537
10/31/2021	$25,816	$27,589	$22,879	$25,186
11/30/2021	$24,518	$26,423	$22,082	$25,011
12/31/2021	$24,449	$26,516	$22,984	$26,132
1/31/2022	$21,038	$23,094	$21,291	$24,780
2/28/2022	$20,788	$22,814	$21,138	$24,038
3/31/2022	$20,770	$23,180	$21,679	$24,931
4/30/2022	$18,591	$20,570	$20,009	$22,757
5/31/2022	$17,787	$19,774	$20,025	$22,798
6/30/2022	$16,877	$18,296	$18,026	$20,916
7/31/2022	$18,767	$20,535	$19,806	$22,845
8/31/2022	$17,969	$19,862	$19,184	$21,913
9/30/2022	$16,373	$18,176	$17,406	$19,895
10/31/2022	$17,293	$19,605	$18,951	$21,506
11/30/2022	$17,867	$20,671	$20,090	$22,708
12/31/2022	$16,495	$19,431	$19,004	$21,399
1/31/2023	$17,498	$21,126	$20,583	$22,744
2/28/2023	$17,068	$20,918	$20,083	$22,189
3/31/2023	$17,662	$21,206	$19,775	$23,004
4/30/2023	$17,089	$20,899	$19,671	$23,363
5/31/2023	$17,457	$20,912	$19,121	$23,464
6/30/2023	$18,419	$22,528	$20,717	$25,015
7/31/2023	$18,808	$23,210	$21,538	$25,818
8/31/2023	$17,846	$22,444	$20,791	$25,407
9/30/2023	$16,700	$21,351	$19,747	$24,196
10/31/2023	$15,452	$20,262	$18,760	$23,687
11/30/2023	$17,416	$22,733	$20,680	$25,850
12/31/2023	$18,255	$24,457	$22,278	$27,025
1/31/2024	$18,849	$24,325	$21,961	$27,479
2/29/2024	$20,711	$26,154	$23,188	$28,946
3/31/2024	$21,100	$26,779	$24,194	$29,878
4/30/2024	$19,811	$25,224	$22,887	$28,657
5/31/2024	$20,138	$25,493	$23,540	$30,078
6/30/2024	$20,588	$25,919	$23,384	$31,157
7/31/2024	$19,893	$26,076	$24,486	$31,537
8/31/2024	$20,773	$26,724	$24,982	$32,302
9/30/2024	$21,735	$27,614	$25,538	$32,992
10/31/2024	$22,451	$28,097	$25,401	$32,692
11/30/2024	$25,603	$31,842	$27,642	$34,611
12/31/2024	$23,842	$29,862	$25,697	$33,786
1/31/2025	$25,521	$31,768	$26,790	$34,727
2/28/2025	$23,003	$29,958	$26,028	$34,274
3/31/2025	$20,486	$27,736	$24,822	$32,343
4/30/2025	$22,021	$28,668	$24,566	$32,124
5/31/2025	$24,661	$31,416	$25,970	$34,146
6/30/2025	$26,135	$32,785	$26,940	$35,882
7/31/2025	$26,769	$33,451	$27,439	$36,687
8/31/2025	$27,670	$33,785	$28,125	$37,431
9/30/2025	$28,979	$33,696	$28,375	$38,797
10/31/2025	$29,123	$33,602	$28,140	$39,706
11/30/2025	$27,710	$32,889	$28,498	$39,803
12/31/2025	$26,928	$32,448	$28,420	$39,827

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class VC at NAV	12.94%	3.23%	10.41%
Russell Midcap Growth Index	8.66%	6.65%	12.49%
Russell Midcap Index	10.60%	8.67%	11.01%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 76,642,380
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 498,524
InvestmentCompanyPortfolioTurnover	135.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$76,642,380
# of Portfolio Holdings	78
Portfolio Turnover Rate	135%
Total Advisory Fees Paid	$498,524

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	8.29%
Consumer Discretionary	11.62%
Consumer Staples	0.81%
Financials	9.26%
Health Care	17.51%
Industrials	25.65%
Information Technology	23.87%
Repurchase Agreements	2.08%
Money Market FundsFootnote Reference(a)	0.82%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000087850
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Portfolio
Class Name	Class VC
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Developing Growth Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	www.lordabbett.com/seriesfunds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Developing Growth Portfolio	$112	1.04%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 14.59%, reflecting performance at the net asset value (NAV) of Class VC shares, with all distributions reinvested, compared to the 13.01% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 17.88% over the same period.

Positive factors for the markets included the Federal Reserve's (Fed) shift towards dovish monetary policy, with rate cuts delivered in September, October, and December, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Guardant Health, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Comfort Systems USA, Inc.

Top detractors from performance: Security selection within the Consumer Staples sector detracted from relative performance, led by an overweight allocation to Freshpet, Inc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to Global-e Online Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class VC	Russell 2000 Growth Index	S&P 500 Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$8,707	$8,917	$9,504
2/29/2016	$8,469	$8,853	$9,491
3/31/2016	$8,954	$9,532	$10,135
4/30/2016	$8,895	$9,627	$10,174
5/31/2016	$9,147	$9,886	$10,357
6/30/2016	$9,160	$9,841	$10,384
7/31/2016	$9,865	$10,484	$10,766
8/31/2016	$9,964	$10,596	$10,782
9/30/2016	$10,139	$10,748	$10,784
10/31/2016	$9,430	$10,080	$10,587
11/30/2016	$9,906	$10,982	$10,979
12/31/2016	$9,740	$11,132	$11,196
1/31/2017	$10,135	$11,313	$11,408
2/28/2017	$10,512	$11,590	$11,861
3/31/2017	$10,557	$11,727	$11,875
4/30/2017	$10,642	$11,943	$11,997
5/31/2017	$10,705	$11,835	$12,166
6/30/2017	$10,992	$12,242	$12,242
7/31/2017	$11,190	$12,346	$12,494
8/31/2017	$11,235	$12,332	$12,532
9/30/2017	$11,769	$13,003	$12,790
10/31/2017	$12,124	$13,205	$13,089
11/30/2017	$12,429	$13,584	$13,490
12/31/2017	$12,654	$13,599	$13,640
1/31/2018	$13,143	$14,129	$14,421
2/28/2018	$13,269	$13,727	$13,890
3/31/2018	$13,570	$13,912	$13,537
4/30/2018	$13,871	$13,926	$13,589
5/31/2018	$15,281	$14,802	$13,916
6/30/2018	$15,573	$14,918	$14,002
7/31/2018	$15,505	$15,175	$14,523
8/31/2018	$17,503	$16,119	$14,996
9/30/2018	$17,454	$15,742	$15,081
10/31/2018	$15,007	$13,750	$14,050
11/30/2018	$14,850	$13,965	$14,337
12/31/2018	$13,272	$12,334	$13,042
1/31/2019	$15,382	$13,758	$14,087
2/28/2019	$17,056	$14,646	$14,540
3/31/2019	$16,875	$14,448	$14,822
4/30/2019	$17,285	$14,888	$15,422
5/31/2019	$16,833	$13,784	$14,442
6/30/2019	$18,385	$14,845	$15,460
7/31/2019	$18,911	$14,990	$15,682
8/31/2019	$17,901	$14,343	$15,434
9/30/2019	$16,285	$14,226	$15,723
10/31/2019	$16,636	$14,630	$16,063
11/30/2019	$17,231	$15,492	$16,646
12/31/2019	$17,488	$15,847	$17,149
1/31/2020	$17,856	$15,672	$17,142
2/29/2020	$17,148	$14,541	$15,731
3/31/2020	$14,479	$11,764	$13,788
4/30/2020	$16,937	$13,516	$15,555
5/31/2020	$19,179	$14,793	$16,296
6/30/2020	$20,396	$15,362	$16,620
7/31/2020	$21,754	$15,889	$17,558
8/31/2020	$23,036	$16,822	$18,820
9/30/2020	$23,703	$16,461	$18,105
10/31/2020	$24,259	$16,586	$17,623
11/30/2020	$27,449	$19,511	$19,552
12/31/2020	$30,183	$21,335	$20,304
1/31/2021	$31,456	$22,363	$20,099
2/28/2021	$32,678	$23,102	$20,653
3/31/2021	$30,701	$22,375	$21,558
4/30/2021	$32,051	$22,863	$22,708
5/31/2021	$30,132	$22,210	$22,867
6/30/2021	$31,604	$23,251	$23,401
7/31/2021	$30,995	$22,404	$23,956
8/31/2021	$31,811	$22,812	$24,685
9/30/2021	$30,416	$21,937	$23,537
10/31/2021	$32,114	$22,964	$25,186
11/30/2021	$29,469	$21,843	$25,011
12/31/2021	$29,354	$21,939	$26,132
1/31/2022	$23,908	$18,999	$24,780
2/28/2022	$23,908	$19,082	$24,038
3/31/2022	$23,721	$19,169	$24,931
4/30/2022	$20,556	$16,817	$22,757
5/31/2022	$19,997	$16,500	$22,798
6/30/2022	$18,732	$15,478	$20,916
7/31/2022	$20,523	$17,211	$22,845
8/31/2022	$20,463	$17,049	$21,913
9/30/2022	$18,834	$15,516	$19,895
10/31/2022	$19,988	$16,988	$21,506
11/30/2022	$20,056	$17,265	$22,708
12/31/2022	$18,792	$16,157	$21,399
1/31/2023	$20,353	$17,764	$22,744
2/28/2023	$20,158	$17,571	$22,189
3/31/2023	$20,336	$17,138	$23,004
4/30/2023	$19,835	$16,939	$23,363
5/31/2023	$20,158	$16,942	$23,464
6/30/2023	$20,981	$18,347	$25,015
7/31/2023	$21,252	$19,204	$25,818
8/31/2023	$19,801	$18,205	$25,407
9/30/2023	$18,257	$17,004	$24,196
10/31/2023	$16,696	$15,692	$23,687
11/30/2023	$18,436	$17,121	$25,850
12/31/2023	$20,327	$19,171	$27,025
1/31/2024	$20,446	$18,556	$27,479
2/29/2024	$22,347	$20,064	$28,946
3/31/2024	$22,898	$20,625	$29,878
4/30/2024	$21,532	$19,037	$28,657
5/31/2024	$22,465	$20,056	$30,078
6/30/2024	$23,136	$20,023	$31,157
7/31/2024	$23,136	$21,662	$31,537
8/31/2024	$24,026	$21,422	$32,302
9/30/2024	$24,603	$21,707	$32,992
10/31/2024	$24,357	$21,419	$32,692
11/30/2024	$26,648	$24,045	$34,611
12/31/2024	$24,836	$22,077	$33,786
1/31/2025	$25,295	$22,775	$34,727
2/28/2025	$22,652	$21,233	$34,274
3/31/2025	$20,443	$19,623	$32,343
4/30/2025	$21,267	$19,497	$32,124
5/31/2025	$22,644	$20,749	$34,146
6/30/2025	$24,598	$21,971	$35,882
7/31/2025	$25,140	$22,345	$36,687
8/31/2025	$26,672	$23,666	$37,431
9/30/2025	$27,991	$24,650	$38,797
10/31/2025	$29,277	$25,447	$39,706
11/30/2025	$29,311	$25,273	$39,803
12/31/2025	$28,460	$24,949	$39,827

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class VC at NAV	14.59%	(1.17%)	11.03%
Russell 2000 Growth Index	13.01%	3.18%	9.57%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 61,066,149
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 331,648
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$61,066,149
# of Portfolio Holdings	80
Portfolio Turnover Rate	117%
Total Advisory Fees Paid	$331,648

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.82%
Consumer Discretionary	3.98%
Consumer Staples	0.77%
Financials	3.62%
Health Care	30.73%
Industrials	27.50%
Information Technology	25.26%
Repurchase Agreements	1.95%
Money Market FundsFootnote Reference(a)	3.93%
Time DepositsFootnote Reference(a)	0.44%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000020054
Shareholder Report [Line Items]
Fund Name	Lord Abbett Dividend Growth Portfolio
Class Name	Class VC
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Dividend Growth Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	www.lordabbett.com/seriesfunds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dividend Growth Portfolio	$107	0.99%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 15.98%, reflecting performance at the net asset value (NAV) of Class VC shares with all distributions reinvested, compared to the 17.88% return of the Fund’s benchmark and broad-based securities market index, S&P 500 Index.

Positive factors for the markets included the Federal Reserve’s (Fed) shift towards dovish monetary policy, with rate cuts delivered in September, October, and December, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Consumer Staples sector contributed to relative performance, led by an overweight allocation to Philip Morris International Inc. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation to Lam Research Corporation.

Top detractors from performance: Security selection within the Industrials sector detracted from relative performance, led by an overweight allocation to Old Dominion Freight Line, Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an underweight allocation to Alphabet Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class VC	S&P 500 Index
12/31/2015	$10,000	$10,000
1/31/2016	$9,838	$9,504
2/29/2016	$9,926	$9,491
3/31/2016	$10,603	$10,135
4/30/2016	$10,647	$10,174
5/31/2016	$10,868	$10,357
6/30/2016	$11,125	$10,384
7/31/2016	$11,293	$10,766
8/31/2016	$11,249	$10,782
9/30/2016	$11,204	$10,784
10/31/2016	$10,953	$10,587
11/30/2016	$11,360	$10,979
12/31/2016	$11,510	$11,196
1/31/2017	$11,590	$11,408
2/28/2017	$12,043	$11,861
3/31/2017	$12,011	$11,875
4/30/2017	$12,146	$11,997
5/31/2017	$12,337	$12,166
6/30/2017	$12,314	$12,242
7/31/2017	$12,399	$12,494
8/31/2017	$12,391	$12,532
9/30/2017	$12,729	$12,790
10/31/2017	$12,970	$13,089
11/30/2017	$13,565	$13,490
12/31/2017	$13,711	$13,640
1/31/2018	$14,353	$14,421
2/28/2018	$13,591	$13,890
3/31/2018	$13,335	$13,537
4/30/2018	$13,283	$13,589
5/31/2018	$13,437	$13,916
6/30/2018	$13,506	$14,002
7/31/2018	$14,099	$14,523
8/31/2018	$14,418	$14,996
9/30/2018	$14,635	$15,081
10/31/2018	$13,666	$14,050
11/30/2018	$14,211	$14,337
12/31/2018	$13,071	$13,042
1/31/2019	$13,769	$14,087
2/28/2019	$14,360	$14,540
3/31/2019	$14,622	$14,822
4/30/2019	$15,058	$15,422
5/31/2019	$14,292	$14,442
6/30/2019	$15,204	$15,460
7/31/2019	$15,504	$15,682
8/31/2019	$15,534	$15,434
9/30/2019	$15,849	$15,723
10/31/2019	$15,780	$16,063
11/30/2019	$16,135	$16,646
12/31/2019	$16,527	$17,149
1/31/2020	$16,372	$17,142
2/29/2020	$15,005	$15,731
3/31/2020	$13,245	$13,788
4/30/2020	$14,736	$15,555
5/31/2020	$15,585	$16,296
6/30/2020	$15,782	$16,620
7/31/2020	$16,610	$17,558
8/31/2020	$17,621	$18,820
9/30/2020	$17,287	$18,105
10/31/2020	$16,860	$17,623
11/30/2020	$18,549	$19,552
12/31/2020	$19,075	$20,304
1/31/2021	$18,532	$20,099
2/28/2021	$19,086	$20,653
3/31/2021	$19,894	$21,558
4/30/2021	$20,862	$22,708
5/31/2021	$21,181	$22,867
6/30/2021	$21,384	$23,401
7/31/2021	$21,957	$23,956
8/31/2021	$22,637	$24,685
9/30/2021	$21,395	$23,537
10/31/2021	$23,036	$25,186
11/30/2021	$22,799	$25,011
12/31/2021	$23,962	$26,132
1/31/2022	$22,402	$24,780
2/28/2022	$21,716	$24,038
3/31/2022	$22,331	$24,931
4/30/2022	$20,711	$22,757
5/31/2022	$20,794	$22,798
6/30/2022	$19,576	$20,916
7/31/2022	$21,247	$22,845
8/31/2022	$20,409	$21,913
9/30/2022	$18,711	$19,895
10/31/2022	$20,324	$21,506
11/30/2022	$21,574	$22,708
12/31/2022	$20,715	$21,399
1/31/2023	$21,370	$22,744
2/28/2023	$20,910	$22,189
3/31/2023	$21,231	$23,004
4/30/2023	$21,705	$23,363
5/31/2023	$21,217	$23,464
6/30/2023	$22,486	$25,015
7/31/2023	$22,992	$25,818
8/31/2023	$22,922	$25,407
9/30/2023	$21,840	$24,196
10/31/2023	$21,432	$23,687
11/30/2023	$23,217	$25,850
12/31/2023	$24,097	$27,025
1/31/2024	$24,573	$27,479
2/29/2024	$25,911	$28,946
3/31/2024	$26,684	$29,878
4/30/2024	$25,421	$28,657
5/31/2024	$26,714	$30,078
6/30/2024	$27,487	$31,157
7/31/2024	$28,200	$31,537
8/31/2024	$29,098	$32,302
9/30/2024	$29,547	$32,992
10/31/2024	$29,412	$32,692
11/30/2024	$30,879	$34,611
12/31/2024	$29,433	$33,786
1/31/2025	$30,240	$34,727
2/28/2025	$30,304	$34,274
3/31/2025	$28,736	$32,343
4/30/2025	$28,609	$32,124
5/31/2025	$29,987	$34,146
6/30/2025	$31,207	$35,882
7/31/2025	$31,799	$36,687
8/31/2025	$32,364	$37,431
9/30/2025	$33,429	$38,797
10/31/2025	$33,510	$39,706
11/30/2025	$34,090	$39,803
12/31/2025	$34,136	$39,827

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class VC at NAV	15.98%	12.34%	13.06%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 195,070,652
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,010,983
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$195,070,652
# of Portfolio Holdings	54
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$1,010,983

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Consumer Discretionary	5.62%
Consumer Staples	7.26%
Energy	5.34%
Financials	19.77%
Health Care	12.43%
Industrials	8.35%
Information Technology	29.68%
Materials	6.02%
Utilities	4.42%
Repurchase Agreements	1.11%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000020056
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth and Income Portfolio
Class Name	Class VC
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Growth and Income Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	www.lordabbett.com/seriesfunds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth and Income Portfolio	$101	0.93%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 17.29%, reflecting performance at the net asset value (NAV) of Class VC shares, with all distributions reinvested, compared to the 15.91% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 17.88% over the same period.

Positive factors for the markets included the Federal Reserve’s (Fed) shift towards dovish monetary policy, with rate cuts delivered in September, October, and December, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to RTX Corporation. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to Steel Dynamics, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Arthur J. Gallagher & Co. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to Best Buy Co., Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class VC	Russell 1000 Value Index	S&P 500 Value Index	S&P 500 Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,447	$9,483	$9,512	$9,504
2/29/2016	$9,398	$9,481	$9,564	$9,491
3/31/2016	$10,009	$10,164	$10,220	$10,135
4/30/2016	$10,307	$10,377	$10,435	$10,174
5/31/2016	$10,500	$10,538	$10,531	$10,357
6/30/2016	$10,487	$10,630	$10,624	$10,384
7/31/2016	$10,784	$10,938	$10,913	$10,766
8/31/2016	$10,911	$11,023	$10,977	$10,782
9/30/2016	$10,927	$11,000	$10,936	$10,784
10/31/2016	$10,762	$10,829	$10,771	$10,587
11/30/2016	$11,456	$11,448	$11,449	$10,979
12/31/2016	$11,711	$11,734	$11,740	$11,196
1/31/2017	$11,791	$11,818	$11,818	$11,408
2/28/2017	$12,113	$12,242	$12,273	$11,861
3/31/2017	$11,903	$12,117	$12,126	$11,875
4/30/2017	$11,954	$12,095	$12,118	$11,997
5/31/2017	$11,982	$12,083	$12,080	$12,166
6/30/2017	$12,171	$12,280	$12,309	$12,242
7/31/2017	$12,278	$12,444	$12,478	$12,494
8/31/2017	$12,182	$12,299	$12,333	$12,532
9/30/2017	$12,545	$12,663	$12,737	$12,790
10/31/2017	$12,686	$12,755	$12,884	$13,089
11/30/2017	$13,091	$13,146	$13,320	$13,490
12/31/2017	$13,278	$13,337	$13,543	$13,640
1/31/2018	$13,890	$13,853	$14,105	$14,421
2/28/2018	$13,178	$13,192	$13,332	$13,890
3/31/2018	$12,950	$12,959	$13,059	$13,537
4/30/2018	$12,903	$13,002	$13,125	$13,589
5/31/2018	$12,942	$13,079	$13,159	$13,916
6/30/2018	$12,878	$13,112	$13,242	$14,002
7/31/2018	$13,428	$13,631	$13,779	$14,523
8/31/2018	$13,649	$13,832	$13,966	$14,996
9/30/2018	$13,700	$13,860	$14,019	$15,081
10/31/2018	$12,961	$13,142	$13,272	$14,050
11/30/2018	$13,395	$13,534	$13,622	$14,337
12/31/2018	$12,197	$12,235	$12,331	$13,042
1/31/2019	$13,029	$13,187	$13,388	$14,087
2/28/2019	$13,423	$13,608	$13,689	$14,540
3/31/2019	$13,510	$13,695	$13,834	$14,822
4/30/2019	$13,992	$14,181	$14,405	$15,422
5/31/2019	$12,897	$13,269	$13,314	$14,442
6/30/2019	$13,793	$14,221	$14,390	$15,460
7/31/2019	$14,029	$14,339	$14,644	$15,682
8/31/2019	$13,558	$13,918	$14,265	$15,434
9/30/2019	$14,053	$14,414	$14,798	$15,723
10/31/2019	$14,085	$14,616	$15,190	$16,063
11/30/2019	$14,589	$15,068	$15,776	$16,646
12/31/2019	$14,940	$15,482	$16,268	$17,149
1/31/2020	$14,521	$15,149	$15,838	$17,142
2/29/2020	$13,143	$13,682	$14,332	$15,731
3/31/2020	$10,904	$11,344	$12,146	$13,788
4/30/2020	$12,157	$12,619	$13,446	$15,555
5/31/2020	$12,706	$13,051	$13,875	$16,296
6/30/2020	$12,732	$12,965	$13,743	$16,620
7/31/2020	$13,199	$13,477	$14,245	$17,558
8/31/2020	$13,817	$14,035	$14,755	$18,820
9/30/2020	$13,277	$13,690	$14,402	$18,105
10/31/2020	$13,186	$13,510	$14,114	$17,623
11/30/2020	$14,837	$15,327	$15,931	$19,552
12/31/2020	$15,343	$15,915	$16,489	$20,304
1/31/2021	$15,264	$15,769	$16,228	$20,099
2/28/2021	$16,068	$16,722	$17,188	$20,653
3/31/2021	$16,937	$17,706	$18,264	$21,558
4/30/2021	$17,627	$18,414	$18,946	$22,708
5/31/2021	$17,969	$18,844	$19,404	$22,867
6/30/2021	$17,803	$18,628	$19,176	$23,401
7/31/2021	$18,018	$18,777	$19,328	$23,956
8/31/2021	$18,589	$19,149	$19,660	$24,685
9/30/2021	$18,062	$18,483	$19,014	$23,537
10/31/2021	$19,111	$19,421	$19,887	$25,186
11/30/2021	$18,663	$18,737	$19,239	$25,011
12/31/2021	$19,796	$19,919	$20,594	$26,132
1/31/2022	$19,213	$19,455	$20,260	$24,780
2/28/2022	$19,084	$19,229	$19,969	$24,038
3/31/2022	$19,316	$19,772	$20,561	$24,931
4/30/2022	$18,031	$18,657	$19,561	$22,757
5/31/2022	$18,367	$19,020	$19,882	$22,798
6/30/2022	$16,701	$17,358	$18,245	$20,916
7/31/2022	$17,760	$18,509	$19,323	$22,845
8/31/2022	$17,436	$17,957	$18,774	$21,913
9/30/2022	$16,028	$16,383	$17,183	$19,895
10/31/2022	$17,805	$18,062	$19,159	$21,506
11/30/2022	$18,795	$19,191	$20,314	$22,708
12/31/2022	$17,927	$18,418	$19,519	$21,399
1/31/2023	$18,785	$19,372	$20,885	$22,744
2/28/2023	$18,365	$18,689	$20,264	$22,189
3/31/2023	$17,955	$18,603	$20,528	$23,004
4/30/2023	$18,277	$18,883	$20,880	$23,363
5/31/2023	$17,610	$18,155	$20,482	$23,464
6/30/2023	$18,818	$19,361	$21,891	$25,015
7/31/2023	$19,649	$20,042	$22,638	$25,818
8/31/2023	$19,217	$19,501	$22,018	$25,407
9/30/2023	$18,379	$18,748	$20,995	$24,196
10/31/2023	$17,974	$18,087	$20,633	$23,687
11/30/2023	$19,414	$19,451	$22,608	$25,850
12/31/2023	$20,291	$20,529	$23,858	$27,025
1/31/2024	$20,471	$20,550	$23,929	$27,479
2/29/2024	$21,636	$21,308	$24,658	$28,946
3/31/2024	$22,824	$22,373	$25,780	$29,878
4/30/2024	$21,856	$21,418	$24,671	$28,657
5/31/2024	$22,576	$22,097	$25,405	$30,078
6/30/2024	$22,508	$21,889	$25,239	$31,157
7/31/2024	$23,572	$23,008	$26,437	$31,537
8/31/2024	$24,095	$23,625	$27,219	$32,302
9/30/2024	$24,230	$23,953	$27,524	$32,992
10/31/2024	$24,275	$23,689	$27,174	$32,692
11/30/2024	$25,806	$25,202	$28,743	$34,611
12/31/2024	$24,472	$23,478	$26,790	$33,786
1/31/2025	$25,833	$24,565	$27,565	$34,727
2/28/2025	$25,484	$24,665	$27,682	$34,274
3/31/2025	$24,466	$23,980	$26,864	$32,343
4/30/2025	$23,773	$23,249	$25,905	$32,124
5/31/2025	$24,742	$24,065	$26,685	$34,146
6/30/2025	$25,668	$24,888	$27,669	$35,882
7/31/2025	$26,168	$25,031	$27,914	$36,687
8/31/2025	$26,825	$25,829	$28,875	$37,431
9/30/2025	$27,708	$26,215	$29,383	$38,797
10/31/2025	$27,620	$26,330	$29,714	$39,706
11/30/2025	$28,484	$27,030	$30,217	$39,803
12/31/2025	$28,703	$27,213	$30,323	$39,827

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class VC at NAV	17.29%	13.34%	11.12%
Russell 1000 Value Index	15.91%	11.33%	10.53%
S&P 500 Value Index	13.19%	12.96%	11.73%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 499,864,558
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 2,437,123
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$499,864,558
# of Portfolio Holdings	57
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$2,437,123

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	4.75%
Consumer Discretionary	8.49%
Consumer Staples	4.89%
Energy	6.01%
Financials	25.89%
Health Care	14.24%
Industrials	14.92%
Information Technology	9.31%
Materials	3.60%
Real Estate	3.26%
Utilities	3.97%
Repurchase Agreements	0.61%
Money Market FundsFootnote Reference(a)	0.05%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000139705
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Income Portfolio
Class Name	Class VC
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Short Duration Income Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	www.lordabbett.com/seriesfunds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Income Portfolio	$84	0.82%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 5.90%, reflecting performance at the net asset value (NAV) of Class VC shares, with all distributions reinvested, compared to the 5.93% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 7.30% over the same period. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: The Fund’s allocation to high-yield corporate bonds contributed to relative performance. Security selection within investment-grade corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to agency residential mortgage-backed securities detracted from relative performance. The Fund’s selection within emerging market sovereign bonds also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class VC	ICE BofA 1–3 Year U.S. Corporate Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,986	$10,027	$10,138
2/29/2016	$9,979	$10,037	$10,210
3/31/2016	$10,111	$10,122	$10,303
4/30/2016	$10,194	$10,163	$10,343
5/31/2016	$10,201	$10,165	$10,345
6/30/2016	$10,270	$10,227	$10,531
7/31/2016	$10,318	$10,250	$10,598
8/31/2016	$10,332	$10,253	$10,586
9/30/2016	$10,360	$10,261	$10,580
10/31/2016	$10,367	$10,266	$10,499
11/30/2016	$10,325	$10,222	$10,250
12/31/2016	$10,347	$10,239	$10,265
1/31/2017	$10,382	$10,268	$10,285
2/28/2017	$10,418	$10,303	$10,354
3/31/2017	$10,432	$10,311	$10,349
4/30/2017	$10,468	$10,337	$10,428
5/31/2017	$10,489	$10,366	$10,509
6/30/2017	$10,496	$10,373	$10,498
7/31/2017	$10,532	$10,414	$10,543
8/31/2017	$10,561	$10,435	$10,638
9/30/2017	$10,561	$10,436	$10,587
10/31/2017	$10,568	$10,446	$10,593
11/30/2017	$10,561	$10,423	$10,580
12/31/2017	$10,573	$10,434	$10,628
1/31/2018	$10,551	$10,416	$10,506
2/28/2018	$10,537	$10,393	$10,406
3/31/2018	$10,551	$10,394	$10,473
4/30/2018	$10,544	$10,404	$10,395
5/31/2018	$10,581	$10,443	$10,469
6/30/2018	$10,595	$10,443	$10,456
7/31/2018	$10,605	$10,468	$10,459
8/31/2018	$10,649	$10,511	$10,526
9/30/2018	$10,649	$10,519	$10,458
10/31/2018	$10,634	$10,521	$10,376
11/30/2018	$10,656	$10,530	$10,438
12/31/2018	$10,695	$10,603	$10,629
1/31/2019	$10,779	$10,678	$10,742
2/28/2019	$10,824	$10,715	$10,736
3/31/2019	$10,908	$10,799	$10,942
4/30/2019	$10,946	$10,834	$10,945
5/31/2019	$11,007	$10,895	$11,139
6/30/2019	$11,076	$10,972	$11,279
7/31/2019	$11,091	$10,985	$11,304
8/31/2019	$11,152	$11,068	$11,597
9/30/2019	$11,159	$11,081	$11,535
10/31/2019	$11,190	$11,130	$11,570
11/30/2019	$11,205	$11,140	$11,564
12/31/2019	$11,236	$11,179	$11,556
1/31/2020	$11,322	$11,243	$11,778
2/29/2020	$11,354	$11,308	$11,990
3/31/2020	$10,637	$10,992	$11,920
4/30/2020	$10,937	$11,253	$12,132
5/31/2020	$11,102	$11,382	$12,188
6/30/2020	$11,267	$11,474	$12,265
7/31/2020	$11,362	$11,531	$12,448
8/31/2020	$11,409	$11,560	$12,348
9/30/2020	$11,401	$11,559	$12,341
10/31/2020	$11,433	$11,580	$12,286
11/30/2020	$11,527	$11,619	$12,406
12/31/2020	$11,587	$11,644	$12,423
1/31/2021	$11,612	$11,651	$12,334
2/28/2021	$11,628	$11,656	$12,156
3/31/2021	$11,628	$11,646	$12,005
4/30/2021	$11,660	$11,670	$12,099
5/31/2021	$11,685	$11,695	$12,139
6/30/2021	$11,693	$11,686	$12,224
7/31/2021	$11,701	$11,705	$12,361
8/31/2021	$11,701	$11,710	$12,337
9/30/2021	$11,701	$11,707	$12,230
10/31/2021	$11,676	$11,669	$12,227
11/30/2021	$11,652	$11,651	$12,263
12/31/2021	$11,660	$11,643	$12,232
1/31/2022	$11,569	$11,556	$11,968
2/28/2022	$11,486	$11,467	$11,835
3/31/2022	$11,337	$11,276	$11,506
4/30/2022	$11,246	$11,193	$11,069
5/31/2022	$11,263	$11,258	$11,141
6/30/2022	$11,114	$11,162	$10,966
7/31/2022	$11,221	$11,247	$11,234
8/31/2022	$11,147	$11,183	$10,917
9/30/2022	$10,965	$11,021	$10,445
10/31/2022	$10,924	$10,997	$10,310
11/30/2022	$11,031	$11,143	$10,689
12/31/2022	$11,070	$11,177	$10,641
1/31/2023	$11,215	$11,295	$10,968
2/28/2023	$11,155	$11,224	$10,684
3/31/2023	$11,249	$11,323	$10,956
4/30/2023	$11,300	$11,392	$11,022
5/31/2023	$11,266	$11,373	$10,902
6/30/2023	$11,223	$11,358	$10,863
7/31/2023	$11,294	$11,436	$10,856
8/31/2023	$11,328	$11,471	$10,786
9/30/2023	$11,311	$11,464	$10,512
10/31/2023	$11,311	$11,490	$10,346
11/30/2023	$11,473	$11,658	$10,815
12/31/2023	$11,629	$11,813	$11,229
1/31/2024	$11,700	$11,876	$11,198
2/29/2024	$11,674	$11,852	$11,040
3/31/2024	$11,727	$11,914	$11,142
4/30/2024	$11,709	$11,891	$10,860
5/31/2024	$11,808	$11,988	$11,044
6/30/2024	$11,861	$12,048	$11,149
7/31/2024	$11,995	$12,202	$11,409
8/31/2024	$12,102	$12,317	$11,573
9/30/2024	$12,191	$12,430	$11,728
10/31/2024	$12,138	$12,375	$11,437
11/30/2024	$12,209	$12,429	$11,558
12/31/2024	$12,227	$12,457	$11,369
1/31/2025	$12,292	$12,522	$11,430
2/28/2025	$12,376	$12,612	$11,681
3/31/2025	$12,404	$12,663	$11,685
4/30/2025	$12,460	$12,735	$11,731
5/31/2025	$12,497	$12,757	$11,647
6/30/2025	$12,600	$12,850	$11,826
7/31/2025	$12,619	$12,868	$11,795
8/31/2025	$12,731	$12,982	$11,936
9/30/2025	$12,787	$13,038	$12,067
10/31/2025	$12,834	$13,083	$12,142
11/30/2025	$12,890	$13,145	$12,217
12/31/2025	$12,948	$13,197	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class VC at NAV	5.90%	2.25%	2.62%
ICE BofA 1–3 Year U.S. Corporate Index	5.93%	2.53%	2.81%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 157,009,182
Holdings Count | Holding	795
Advisory Fees Paid, Amount	$ 495,100
InvestmentCompanyPortfolioTurnover	153.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$157,009,182
# of Portfolio Holdings	795
Portfolio Turnover Rate	153%
Total Advisory Fees Paid	$495,100

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	21.77%
Convertible Bonds	0.13%
Corporate Bonds	53.41%
Floating Rate Loans	3.55%
Foreign Government Obligations	2.32%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.03%
Government Sponsored Enterprises Pass-Throughs	3.69%
Municipal Bonds	0.14%
Non-Agency Commercial Mortgage-Backed Securities	8.50%
U.S. Treasury Obligations	5.68%
Repurchase Agreements	0.78%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000087852
Shareholder Report [Line Items]
Fund Name	Lord Abbett Total Return Portfolio
Class Name	Class VC
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Total Return Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	www.lordabbett.com/seriesfunds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Return Portfolio	$74	0.71%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 7.19%, reflecting performance at the net asset value (NAV) of Class VC shares, with all distributions reinvested, compared to the 7.30% return of the Fund's benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index. The Fund’s use of derivatives detracted from relative performance over the period.

Performance over the period was heavily influenced by the Trump Administration’s April “Liberation Day” tariff announcement, which introduced a sharp rise in policy uncertainty and contributed to meaningful volatility. Mixed economic data throughout the period including softer inflation prints, signs of labor market cooling, and fluctuations in personal income and spending led to shifts in the market’s Federal Reserve expectations throughout the period. These macro headwinds were offset by strong corporate earnings, continued resilience in consumer spending, and ongoing AI-driven investment, while easing trade tensions later in the period helped stabilize sentiment.

Top contributors to performance: Security selection within investment-grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s overall rates positioning detracted from relative performance. Security selection within emerging market sovereign bonds also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class VC	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$10,055	$10,110	$10,138
2/29/2016	$10,105	$10,182	$10,210
3/31/2016	$10,289	$10,307	$10,303
4/30/2016	$10,382	$10,377	$10,343
5/31/2016	$10,388	$10,385	$10,345
6/30/2016	$10,560	$10,568	$10,531
7/31/2016	$10,672	$10,655	$10,598
8/31/2016	$10,690	$10,667	$10,586
9/30/2016	$10,697	$10,669	$10,580
10/31/2016	$10,635	$10,598	$10,499
11/30/2016	$10,395	$10,360	$10,250
12/31/2016	$10,426	$10,391	$10,265
1/31/2017	$10,471	$10,428	$10,285
2/28/2017	$10,547	$10,508	$10,354
3/31/2017	$10,547	$10,505	$10,349
4/30/2017	$10,623	$10,592	$10,428
5/31/2017	$10,699	$10,674	$10,509
6/30/2017	$10,693	$10,664	$10,498
7/31/2017	$10,744	$10,718	$10,543
8/31/2017	$10,826	$10,810	$10,638
9/30/2017	$10,782	$10,772	$10,587
10/31/2017	$10,795	$10,785	$10,593
11/30/2017	$10,782	$10,769	$10,580
12/31/2017	$10,829	$10,816	$10,628
1/31/2018	$10,725	$10,712	$10,506
2/28/2018	$10,628	$10,610	$10,406
3/31/2018	$10,673	$10,664	$10,473
4/30/2018	$10,602	$10,593	$10,395
5/31/2018	$10,641	$10,651	$10,469
6/30/2018	$10,628	$10,635	$10,456
7/31/2018	$10,647	$10,657	$10,459
8/31/2018	$10,693	$10,710	$10,526
9/30/2018	$10,654	$10,664	$10,458
10/31/2018	$10,563	$10,575	$10,376
11/30/2018	$10,602	$10,622	$10,438
12/31/2018	$10,718	$10,789	$10,629
1/31/2019	$10,886	$10,937	$10,742
2/28/2019	$10,886	$10,949	$10,736
3/31/2019	$11,074	$11,147	$10,942
4/30/2019	$11,094	$11,163	$10,945
5/31/2019	$11,248	$11,334	$11,139
6/30/2019	$11,403	$11,494	$11,279
7/31/2019	$11,444	$11,528	$11,304
8/31/2019	$11,652	$11,789	$11,597
9/30/2019	$11,591	$11,738	$11,535
10/31/2019	$11,611	$11,776	$11,570
11/30/2019	$11,611	$11,773	$11,564
12/31/2019	$11,619	$11,791	$11,556
1/31/2020	$11,847	$12,003	$11,778
2/29/2020	$11,992	$12,182	$11,990
3/31/2020	$11,474	$11,944	$11,920
4/30/2020	$11,736	$12,184	$12,132
5/31/2020	$11,895	$12,297	$12,188
6/30/2020	$12,047	$12,400	$12,265
7/31/2020	$12,330	$12,618	$12,448
8/31/2020	$12,281	$12,545	$12,348
9/30/2020	$12,254	$12,522	$12,341
10/31/2020	$12,212	$12,478	$12,286
11/30/2020	$12,398	$12,641	$12,406
12/31/2020	$12,482	$12,684	$12,423
1/31/2021	$12,432	$12,604	$12,334
2/28/2021	$12,302	$12,442	$12,156
3/31/2021	$12,180	$12,297	$12,005
4/30/2021	$12,295	$12,401	$12,099
5/31/2021	$12,338	$12,448	$12,139
6/30/2021	$12,439	$12,539	$12,224
7/31/2021	$12,556	$12,664	$12,361
8/31/2021	$12,541	$12,656	$12,337
9/30/2021	$12,440	$12,548	$12,230
10/31/2021	$12,433	$12,538	$12,227
11/30/2021	$12,455	$12,553	$12,263
12/31/2021	$12,452	$12,544	$12,232
1/31/2022	$12,200	$12,269	$11,968
2/28/2022	$12,053	$12,102	$11,835
3/31/2022	$11,713	$11,777	$11,506
4/30/2022	$11,306	$11,338	$11,069
5/31/2022	$11,284	$11,401	$11,141
6/30/2022	$11,011	$11,173	$10,966
7/31/2022	$11,294	$11,454	$11,234
8/31/2022	$11,012	$11,156	$10,917
9/30/2022	$10,524	$10,675	$10,445
10/31/2022	$10,398	$10,558	$10,310
11/30/2022	$10,746	$10,952	$10,689
12/31/2022	$10,702	$10,914	$10,641
1/31/2023	$11,063	$11,253	$10,968
2/28/2023	$10,810	$10,977	$10,684
3/31/2023	$11,040	$11,234	$10,956
4/30/2023	$11,101	$11,303	$11,022
5/31/2023	$10,971	$11,185	$10,902
6/30/2023	$10,963	$11,168	$10,863
7/31/2023	$10,986	$11,179	$10,856
8/31/2023	$10,925	$11,112	$10,786
9/30/2023	$10,656	$10,847	$10,512
10/31/2023	$10,503	$10,684	$10,346
11/30/2023	$10,971	$11,165	$10,815
12/31/2023	$11,381	$11,588	$11,229
1/31/2024	$11,373	$11,561	$11,198
2/29/2024	$11,244	$11,422	$11,040
3/31/2024	$11,356	$11,534	$11,142
4/30/2024	$11,100	$11,264	$10,860
5/31/2024	$11,284	$11,451	$11,044
6/30/2024	$11,389	$11,556	$11,149
7/31/2024	$11,653	$11,818	$11,409
8/31/2024	$11,845	$11,992	$11,573
9/30/2024	$12,006	$12,157	$11,728
10/31/2024	$11,725	$11,881	$11,437
11/30/2024	$11,861	$12,006	$11,558
12/31/2024	$11,683	$11,824	$11,369
1/31/2025	$11,759	$11,896	$11,430
2/28/2025	$12,011	$12,142	$11,681
3/31/2025	$11,977	$12,139	$11,685
4/30/2025	$11,977	$12,182	$11,731
5/31/2025	$11,927	$12,120	$11,647
6/30/2025	$12,120	$12,309	$11,826
7/31/2025	$12,112	$12,291	$11,795
8/31/2025	$12,255	$12,439	$11,936
9/30/2025	$12,398	$12,570	$12,067
10/31/2025	$12,474	$12,654	$12,142
11/30/2025	$12,549	$12,730	$12,217
12/31/2025	$12,522	$12,721	$12,199

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class VC at NAV	7.19%	0.06%	2.27%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.44%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 660,277,696
Holdings Count | Holding	531
Advisory Fees Paid, Amount	$ 1,815,891
InvestmentCompanyPortfolioTurnover	428.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$660,277,696
# of Portfolio Holdings	531
Portfolio Turnover Rate	428%
Total Advisory Fees Paid	$1,815,891

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	11.85%
Common Stocks	0.01%
Corporate Bonds	36.49%
Floating Rate Loans	1.67%
Foreign Government Obligations	0.31%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.62%
Government Sponsored Enterprises Pass-Throughs	21.83%
Non-Agency Commercial Mortgage-Backed Securities	10.35%
U.S. Treasury Obligations	14.46%
Repurchase Agreements	1.41%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020060
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid Cap Stock Portfolio
Class Name	Class VC
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Portfolio for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.lordabbett.com/seriesfunds. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	www.lordabbett.com/seriesfunds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Stock Portfolio	$118	1.14%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 7.05%, reflecting performance at the net asset value (NAV) of Class VC shares, with all distributions reinvested, compared to the 11.05% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Midcap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 17.88% over the same period.

Positive factors for the markets included the Federal Reserve’s (Fed) shift towards dovish monetary policy, with rate cuts delivered in September, October, and December, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Real Estate sector contributed to relative performance, led by an overweight allocation to CBRE Group, Inc. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to Steel Dynamics, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Kemper Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Saia, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class VC	Russell Midcap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,334	$9,447	$9,445	$9,504
2/29/2016	$9,334	$9,514	$9,657	$9,491
3/31/2016	$10,180	$10,392	$10,636	$10,135
4/30/2016	$10,361	$10,615	$10,819	$10,174
5/31/2016	$10,619	$10,789	$10,973	$10,357
6/30/2016	$10,558	$10,887	$11,026	$10,384
7/31/2016	$10,908	$11,349	$11,477	$10,766
8/31/2016	$10,969	$11,324	$11,522	$10,782
9/30/2016	$11,003	$11,372	$11,524	$10,784
10/31/2016	$10,804	$11,096	$11,283	$10,587
11/30/2016	$11,484	$11,790	$12,409	$10,979
12/31/2016	$11,639	$12,000	$12,653	$11,196
1/31/2017	$11,831	$12,202	$12,827	$11,408
2/28/2017	$12,032	$12,543	$13,082	$11,861
3/31/2017	$11,927	$12,451	$12,989	$11,875
4/30/2017	$12,045	$12,475	$12,986	$11,997
5/31/2017	$12,027	$12,436	$12,788	$12,166
6/30/2017	$12,109	$12,621	$13,062	$12,242
7/31/2017	$12,190	$12,788	$13,188	$12,494
8/31/2017	$11,878	$12,549	$12,915	$12,532
9/30/2017	$12,115	$12,892	$13,488	$12,790
10/31/2017	$12,222	$12,995	$13,623	$13,089
11/30/2017	$12,422	$13,435	$14,129	$13,490
12/31/2017	$12,434	$13,601	$14,211	$13,640
1/31/2018	$12,703	$13,913	$14,399	$14,421
2/28/2018	$12,155	$13,228	$13,670	$13,890
3/31/2018	$12,211	$13,261	$13,784	$13,537
4/30/2018	$12,262	$13,326	$13,874	$13,589
5/31/2018	$12,404	$13,471	$14,461	$13,916
6/30/2018	$12,328	$13,580	$14,522	$14,002
7/31/2018	$12,688	$13,949	$14,836	$14,523
8/31/2018	$12,886	$14,139	$15,215	$14,996
9/30/2018	$12,825	$14,027	$15,069	$15,081
10/31/2018	$11,658	$13,017	$13,732	$14,050
11/30/2018	$11,846	$13,329	$14,128	$14,337
12/31/2018	$10,565	$11,930	$12,524	$13,042
1/31/2019	$11,655	$13,158	$13,989	$14,087
2/28/2019	$12,049	$13,576	$14,540	$14,540
3/31/2019	$11,974	$13,644	$14,280	$14,822
4/30/2019	$12,448	$14,094	$14,960	$15,422
5/31/2019	$11,347	$13,189	$13,515	$14,442
6/30/2019	$12,134	$14,080	$14,636	$15,460
7/31/2019	$12,316	$14,197	$14,800	$15,682
8/31/2019	$11,779	$13,696	$14,005	$15,434
9/30/2019	$12,300	$14,252	$14,701	$15,723
10/31/2019	$12,258	$14,328	$14,897	$16,063
11/30/2019	$12,587	$14,710	$15,312	$16,646
12/31/2019	$12,957	$15,158	$15,790	$17,149
1/31/2020	$12,580	$14,863	$15,138	$17,142
2/29/2020	$11,368	$13,391	$13,526	$15,731
3/31/2020	$9,000	$10,352	$10,249	$13,788
4/30/2020	$10,184	$11,734	$11,719	$15,555
5/31/2020	$10,692	$12,278	$12,339	$16,296
6/30/2020	$10,823	$12,417	$12,477	$16,620
7/31/2020	$11,113	$13,003	$12,818	$17,558
8/31/2020	$11,277	$13,518	$13,307	$18,820
9/30/2020	$10,813	$13,211	$12,728	$18,105
10/31/2020	$11,026	$13,334	$13,173	$17,623
11/30/2020	$12,696	$15,207	$15,357	$19,552
12/31/2020	$13,280	$15,910	$16,379	$20,304
1/31/2021	$13,275	$15,874	$16,569	$20,099
2/28/2021	$14,184	$17,104	$18,149	$20,653
3/31/2021	$15,138	$17,987	$19,398	$21,558
4/30/2021	$16,009	$18,857	$20,331	$22,708
5/31/2021	$16,097	$19,229	$20,724	$22,867
6/30/2021	$15,772	$19,005	$20,142	$23,401
7/31/2021	$15,784	$19,123	$20,105	$23,956
8/31/2021	$16,136	$19,532	$20,588	$24,685
9/30/2021	$15,723	$18,813	$19,820	$23,537
10/31/2021	$16,539	$19,815	$20,698	$25,186
11/30/2021	$16,065	$19,213	$20,206	$25,011
12/31/2021	$17,091	$20,419	$21,400	$26,132
1/31/2022	$16,274	$19,547	$20,552	$24,780
2/28/2022	$16,371	$19,456	$20,811	$24,038
3/31/2022	$16,481	$20,047	$21,271	$24,931
4/30/2022	$15,359	$18,856	$19,862	$22,757
5/31/2022	$15,737	$19,218	$20,288	$22,798
6/30/2022	$14,133	$17,105	$18,402	$20,916
7/31/2022	$15,232	$18,578	$20,094	$22,845
8/31/2022	$14,836	$18,009	$19,521	$21,913
9/30/2022	$13,500	$16,262	$17,664	$19,895
10/31/2022	$14,935	$17,799	$19,701	$21,506
11/30/2022	$15,814	$18,924	$20,975	$22,708
12/31/2022	$15,174	$17,962	$19,916	$21,399
1/31/2023	$16,259	$19,413	$22,186	$22,744
2/28/2023	$15,963	$18,791	$21,566	$22,189
3/31/2023	$15,418	$18,199	$20,417	$23,004
4/30/2023	$15,536	$18,201	$20,198	$23,363
5/31/2023	$14,911	$17,393	$19,467	$23,464
6/30/2023	$16,154	$18,902	$21,341	$25,015
7/31/2023	$16,738	$19,725	$22,296	$25,818
8/31/2023	$16,500	$19,027	$21,460	$25,407
9/30/2023	$15,746	$18,059	$20,226	$24,196
10/31/2023	$15,131	$17,164	$19,037	$23,687
11/30/2023	$16,480	$18,783	$20,857	$25,850
12/31/2023	$17,514	$20,246	$22,981	$27,025
1/31/2024	$17,555	$19,884	$22,270	$27,479
2/29/2024	$18,506	$20,833	$22,702	$28,946
3/31/2024	$19,477	$21,911	$23,928	$29,878
4/30/2024	$18,424	$20,765	$22,481	$28,657
5/31/2024	$19,137	$21,510	$23,532	$30,078
6/30/2024	$18,696	$21,166	$23,085	$31,157
7/31/2024	$19,676	$22,445	$24,831	$31,537
8/31/2024	$20,085	$22,868	$24,989	$32,302
9/30/2024	$20,350	$23,299	$25,281	$32,992
10/31/2024	$20,153	$23,006	$25,269	$32,692
11/30/2024	$21,569	$24,699	$27,506	$34,611
12/31/2024	$20,124	$22,892	$25,673	$33,786
1/31/2025	$20,991	$23,697	$26,689	$34,727
2/28/2025	$20,360	$23,265	$25,876	$34,274
3/31/2025	$19,348	$22,409	$24,723	$32,343
4/30/2025	$18,693	$21,853	$23,645	$32,124
5/31/2025	$19,310	$22,806	$24,717	$34,146
6/30/2025	$19,933	$23,607	$25,645	$35,882
7/31/2025	$20,252	$24,030	$25,904	$36,687
8/31/2025	$20,734	$24,751	$27,095	$37,431
9/30/2025	$21,074	$25,066	$27,062	$38,797
10/31/2025	$20,876	$24,814	$26,706	$39,706
11/30/2025	$21,564	$25,406	$27,525	$39,803
12/31/2025	$21,543	$25,421	$27,619	$39,827

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class VC at NAV	7.05%	10.16%	7.98%
Russell Midcap Value Index	11.05%	9.83%	9.78%
S&P MidCap 400 Value Index	7.58%	11.01%	10.69%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 241,303,171
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 1,755,901
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$241,303,171
# of Portfolio Holdings	60
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$1,755,901

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.07%
Consumer Discretionary	7.45%
Consumer Staples	5.75%
Energy	5.17%
Financials	20.45%
Health Care	11.88%
Industrials	19.29%
Information Technology	13.90%
Materials	3.99%
Real Estate	2.94%
Utilities	7.57%
Repurchase Agreements	0.54%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388